Cover	12 Months Ended
Aug. 31, 2021
Cover [Abstract]
Entity Registrant Name	LEXARIA BIOSCIENCE CORP.
Entity Central Index Key	0001348362
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Entity Address Address Line 1	#100 – 740 McCurdy Road
Entity Address City Or Town	Kelowna
Entity Address Postal Zip Code	V1X 2P7
City Area Code	1-250
Local Phone Number	765-6424